Financial Risk Management - Summary of Capital Management (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital structure [abstract]
Cash	$ (45,665)	$ (80,231)	$ (89,030)
Current portion of long-term debt	9,856	11,270
Long-term debt	345,625	317,948
Net debt	309,816	248,987
Shareholders' equity	$ 347,077	$ 367,080	$ 338,939